Convertible Notes, at Fair Value (Details) - Schedule of Convertible Notes Measured at Fair Value - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes Measured at Fair Value [Abstract]
Convertible notes, at fair value	¥ 420,712,380	¥ 354,080,264